Summary of Significant Accounting Policies and Basis of Presentation (Details) - USD ($)	3 Months Ended	6 Months Ended
	Dec. 31, 2020	Jun. 30, 2021
Cash equivalents	$ 0	$ 0
Number of warrants issued		18,525,000
Temporary equity, shares outstanding	23,364,811
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	18,525,000	18,525,000
Accrued interest and penalties	$ 0	$ 0
Unrecognized tax benefits	0
Unrecognized tax benefits accrued for interest and penalties	$ 0
Statutory tax rate (as a percent)	21.00%
Private Placement
Number of warrants issued		5,587,500
Initial Public Offering
Number of warrants issued		12,937,500
Class A Common Stock Subject to Redemption
Temporary equity, shares outstanding	23,364,811	23,203,068